Consolidated Statements of Stockholders Deficit - USD ($) $ in Thousands	Total	Common Stock	Non-controlling Interest	Accumulated Deficit
Balance, shares at Dec. 31, 2018		50,383,998
Balance, amount at Dec. 31, 2018	$ (5,179)	$ 13,699	$ (2,178)	$ (16,700)
Non-cash equity compensation (Note 4)	61	$ 61	0	0
Sales of common stock for cash (Note 4), shares		422,800
Sales of common stock for cash (Note 4), amount	1,056	$ 1,056	0	0
Net loss for the year	(2,608)	$ 0	(154)	(2,454)
Balance, shares at Dec. 31, 2019		50,806,798
Balance, amount at Dec. 31, 2019	(6,670)	$ 14,816	(2,332)	(19,154)
Non-cash equity compensation (Note 4)	0
Sales of common stock for cash (Note 4), shares		321,500
Sales of common stock for cash (Note 4), amount	1,608	$ 1,608	0	0
Net loss for the year	(2,648)	$ 0	(125)	(2,523)
Balance, shares at Dec. 31, 2020		51,128,298
Balance, amount at Dec. 31, 2020	$ (7,710)	$ 16,424	$ (2,457)	$ (21,677)